Other receivables and prepayments	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Other receivables and prepayments
Note 8- Other receivables and prepayments

Other receivables and prepayments as of December 31, 2018 and 2017 consisted of the following:

	December 31,
	2018	2017

Utility deposits	$10	$-
Other receivables	27	26
Prepaid employees compensation	1,461	-
Other prepayments	362	2
Other receivables and prepayments	$1,860	$28